Condensed Consolidating Statement of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Loans	1,802,968,000	1,645,736,000	1,478,765,000
Money market investments	89,823,000	111,288,000	51,495,000
Investment securities	368,002,000	264,824,000	195,684,000
Total interest and dividend income	2,260,793,000	2,021,848,000	1,725,944,000
INTEREST EXPENSE:
Deposits	304,858,000	204,265,000	141,864,000
Short-term borrowings	6,100,000	7,210,000	5,724,000
Long-term debt	58,141,000	75,496,000	76,392,000
Total interest expense	369,099,000	286,971,000	223,980,000
Net interest income	1,891,694,000	1,734,877,000	1,501,964,000
Provision for loan losses	165,779,000	228,072,000	325,424,000
Net interest income after provision for loan losses	1,725,915,000	1,506,805,000	1,176,540,000
Mortgage banking activities	32,093,000	52,802,000	25,496,000
Net loss on sale of debt securities	(20,000)	0	83,000
Other-than-temporary impairment losses on debt securities	0	0	(8,299,000)
Net gain (loss), including impairment on equity securities	2,506,000	(2,081,000)	251,000
Net profit (loss) on trading account debt securities	994,000	(208,000)	(817,000)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	33,000	(420,000)
Adjustments To Indemnity Reserves On Loans Sold	(343,000)	(12,959,000)	(22,377,000)
FDIC loss-share expense	0	94,725,000	(10,066,000)
Other operating income	88,514,000	111,485,000	64,340,000
Total non-interest income	569,883,000	652,494,000	419,167,000
Operating expenses:
Personnel costs	590,625,000	562,988,000	476,762,000
Net occupancy expenses	96,339,000	88,329,000	89,194,000
Equipment expenses	84,215,000	71,788,000	65,142,000
Other taxes	51,653,000	46,284,000	43,382,000
Professional fees	384,411,000	349,844,000	292,488,000
Communications	23,450,000	23,107,000	22,466,000
Business promotion	75,372,000	65,918,000	58,445,000
FDIC deposit insurance	18,179,000	27,757,000	26,392,000
Loss on early extinguishment of debt	0	12,522,000	0
Other real estate owned (O R E O) expenses	4,298,000	23,338,000	48,540,000
Other operating expenses	139,570,000	140,361,000	125,007,000
Amortization of intangibles	9,370,000	9,326,000	9,378,000
Total opearating expense	1,477,482,000	1,421,562,000	1,257,196,000
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	818,316,000	737,737,000	338,511,000
Income tax expense	147,181,000	119,579,000	230,830,000
Income (loss) before equity in undistributed earnings of subdidiaries	671,135,000	618,158,000	107,681,000
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net income	671,135,000	618,158,000	107,681,000
Comprehensive income (loss), net of tax	929,171,000	540,836,000	77,315,000
Service charges on deposit accounts
INTEREST EXPENSE:
Revenue from contract with customer	160,933,000	150,677,000	153,709,000
Other services
INTEREST EXPENSE:
Revenue from contract with customer	285,206,000	258,020,000	217,267,000
Elimination
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	(408,000,000)	(453,200,000)	(211,500,000)
Loans	0	(49,000)	(4,000)
Money market investments	(3,882,000)	(5,623,000)	(2,670,000)
Investment securities	0	0	0
Total interest and dividend income	(411,882,000)	(458,872,000)	(214,174,000)
INTEREST EXPENSE:
Deposits	(3,882,000)	(5,623,000)	(2,670,000)
Short-term borrowings	0	(49,000)	(4,000)
Long-term debt	0	0	0
Total interest expense	(3,882,000)	(5,672,000)	(2,674,000)
Net interest income	(408,000,000)	(453,200,000)	(211,500,000)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(408,000,000)	(453,200,000)	(205,545,000)
Mortgage banking activities	0	0	0
Net loss on sale of debt securities	0		0
Other-than-temporary impairment losses on debt securities			0
Net gain (loss), including impairment on equity securities	(37,000)	(36,000)	0
Net profit (loss) on trading account debt securities	0	0	27,000
Net gain on sale of loans, including valuation adjustments on loans held-for-sale		0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss-share expense		0	0
Other operating income	(53,000)	(40,000)	(26,000)
Total non-interest income	(3,356,000)	(2,786,000)	(2,805,000)
Operating expenses:
Personnel costs	0	0	0
Net occupancy expenses	(42,000)	0	0
Equipment expenses	0	0	0
Other taxes	0	0	0
Professional fees	(504,000)	(471,000)	(436,000)
Communications	0	0	0
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt		0
Other real estate owned (O R E O) expenses	0	0	0
Other operating expenses	(2,594,000)	(2,375,000)	(2,256,000)
Amortization of intangibles	0	0	0
Total opearating expense	(3,140,000)	(2,846,000)	(2,692,000)
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	(408,216,000)	(453,140,000)	(205,658,000)
Income tax expense	(86,000)	37,000	2,268,000
Income (loss) before equity in undistributed earnings of subdidiaries	(408,130,000)	(453,177,000)	(207,926,000)
Equity in undistributed earnings (losses) of subsidiaries	(331,835,000)	(277,790,000)	223,014,000
Net income	(739,965,000)	(730,967,000)	15,088,000
Comprehensive income (loss), net of tax	(1,046,710,000)	(639,606,000)	53,532,000
Elimination | Service charges on deposit accounts
INTEREST EXPENSE:
Revenue from contract with customer	0	0	0
Elimination | Other services
INTEREST EXPENSE:
Revenue from contract with customer	(3,266,000)	(2,710,000)	(2,806,000)
Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses	165,779,000	226,342,000	319,682,000
Non Covered Under Loss Sharing Agreements with FDIC | Elimination
INTEREST EXPENSE:
Provision for loan losses		0	(5,955,000)
Covered loans
INTEREST EXPENSE:
Provision for loan losses	0	1,730,000	5,742,000
Covered loans | Elimination
INTEREST EXPENSE:
Provision for loan losses		0	0
Popular, Inc. Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	408,000,000	453,200,000	211,500,000
Loans	2,231,000	2,115,000	1,056,000
Money market investments	3,670,000	5,555,000	2,616,000
Investment securities	768,000	696,000	566,000
Total interest and dividend income	414,669,000	461,566,000	215,738,000
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	0	0	0
Long-term debt	38,528,000	51,218,000	52,470,000
Total interest expense	38,528,000	51,218,000	52,470,000
Net interest income	376,141,000	410,348,000	163,268,000
Provision for loan losses	256,000	(251,000)	403,000
Net interest income after provision for loan losses	375,885,000	410,599,000	162,865,000
Mortgage banking activities	0	0	0
Net loss on sale of debt securities	0		0
Other-than-temporary impairment losses on debt securities			0
Net gain (loss), including impairment on equity securities	988,000	(777,000)	0
Net profit (loss) on trading account debt securities	0	0	266,000
Net gain on sale of loans, including valuation adjustments on loans held-for-sale		0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss-share expense		0	0
Other operating income	17,279,000	15,751,000	11,847,000
Total non-interest income	18,268,000	14,974,000	12,113,000
Operating expenses:
Personnel costs	63,258,000	59,821,000	47,561,000
Net occupancy expenses	4,297,000	4,055,000	3,876,000
Equipment expenses	3,525,000	3,433,000	2,925,000
Other taxes	248,000	233,000	217,000
Professional fees	21,323,000	18,159,000	11,766,000
Communications	616,000	485,000	549,000
Business promotion	3,918,000	2,236,000	2,014,000
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	12,522,000	0
Other real estate owned (O R E O) expenses	0	0	42,000
Other operating expenses	(97,201,000)	(84,807,000)	(70,723,000)
Amortization of intangibles	96,000	41,000	0
Total opearating expense	80,000	16,178,000	(1,773,000)
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	394,073,000	409,395,000	176,751,000
Income tax expense	0	0	0
Income (loss) before equity in undistributed earnings of subdidiaries	394,073,000	409,395,000	176,751,000
Equity in undistributed earnings (losses) of subsidiaries	277,062,000	208,763,000	(69,070,000)
Net income	671,135,000	618,158,000	107,681,000
Comprehensive income (loss), net of tax	929,171,000	540,836,000	77,315,000
Popular, Inc. Holding Co. | Service charges on deposit accounts
INTEREST EXPENSE:
Revenue from contract with customer	0	0	0
Popular, Inc. Holding Co. | Other services
INTEREST EXPENSE:
Revenue from contract with customer	1,000	0	0
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses		(251,000)	403,000
Popular, Inc. Holding Co. | Covered loans
INTEREST EXPENSE:
Provision for loan losses		0	0
PNA Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0	0
Loans	0	0	0
Money market investments	211,000	69,000	54,000
Investment securities	186,000	279,000	322,000
Total interest and dividend income	397,000	348,000	376,000
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	0	49,000	0
Long-term debt	6,229,000	9,330,000	10,767,000
Total interest expense	6,229,000	9,379,000	10,767,000
Net interest income	(5,832,000)	(9,031,000)	(10,391,000)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(5,832,000)	(9,031,000)	(10,391,000)
Mortgage banking activities	0	0	0
Net loss on sale of debt securities	0		0
Other-than-temporary impairment losses on debt securities			0
Net gain (loss), including impairment on equity securities	0	0	0
Net profit (loss) on trading account debt securities	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale		0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
FDIC loss-share expense		0	0
Other operating income	(984,000)	737,000	921,000
Total non-interest income	(984,000)	737,000	921,000
Operating expenses:
Personnel costs	0	0	0
Net occupancy expenses	0	0	0
Equipment expenses	4,000	3,000	2,000
Other taxes	1,000	1,000	0
Professional fees	113,000	178,000	(427,000)
Communications	0	0	0
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt		0
Other real estate owned (O R E O) expenses	0	0	0
Other operating expenses	56,000	80,000	51,000
Amortization of intangibles	0	0	0
Total opearating expense	174,000	262,000	(374,000)
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	(6,990,000)	(8,556,000)	(9,096,000)
Income tax expense	(1,468,000)	3,267,000	(8,382,000)
Income (loss) before equity in undistributed earnings of subdidiaries	(5,522,000)	(11,823,000)	(714,000)
Equity in undistributed earnings (losses) of subsidiaries	54,773,000	69,027,000	(153,944,000)
Net income	49,251,000	57,204,000	(154,658,000)
Comprehensive income (loss), net of tax	95,970,000	41,838,000	(162,195,000)
PNA Holding Co. | Service charges on deposit accounts
INTEREST EXPENSE:
Revenue from contract with customer	0	0	0
PNA Holding Co. | Other services
INTEREST EXPENSE:
Revenue from contract with customer	0	0	0
PNA Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses		0	0
PNA Holding Co. | Covered loans
INTEREST EXPENSE:
Provision for loan losses		0	0
All other subsidiaries and eliminations
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0	0
Loans	1,800,737,000	1,643,670,000	1,477,713,000
Money market investments	89,824,000	111,287,000	51,495,000
Investment securities	367,048,000	263,849,000	194,796,000
Total interest and dividend income	2,257,609,000	2,018,806,000	1,724,004,000
INTEREST EXPENSE:
Deposits	308,740,000	209,888,000	144,534,000
Short-term borrowings	6,100,000	7,210,000	5,728,000
Long-term debt	13,384,000	14,948,000	13,155,000
Total interest expense	328,224,000	232,046,000	163,417,000
Net interest income	1,929,385,000	1,786,760,000	1,560,587,000
Provision for loan losses	165,523,000	228,323,000	325,021,000
Net interest income after provision for loan losses	1,763,862,000	1,558,437,000	1,229,611,000
Mortgage banking activities	32,093,000	52,802,000	25,496,000
Net loss on sale of debt securities	(20,000)		83,000
Other-than-temporary impairment losses on debt securities			(8,299,000)
Net gain (loss), including impairment on equity securities	1,555,000	(1,268,000)	251,000
Net profit (loss) on trading account debt securities	994,000	(208,000)	(1,110,000)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale		33,000	(420,000)
Adjustments To Indemnity Reserves On Loans Sold	(343,000)	(12,959,000)	(22,377,000)
FDIC loss-share expense		94,725,000	(10,066,000)
Other operating income	72,272,000	95,037,000	51,598,000
Total non-interest income	555,955,000	639,569,000	408,938,000
Operating expenses:
Personnel costs	527,367,000	503,167,000	429,201,000
Net occupancy expenses	92,084,000	84,274,000	85,318,000
Equipment expenses	80,686,000	68,352,000	62,215,000
Other taxes	51,404,000	46,050,000	43,165,000
Professional fees	363,479,000	331,978,000	281,585,000
Communications	22,834,000	22,622,000	21,917,000
Business promotion	71,454,000	63,682,000	56,431,000
FDIC deposit insurance	18,179,000	27,757,000	26,392,000
Loss on early extinguishment of debt		0
Other real estate owned (O R E O) expenses	4,298,000	23,338,000	48,498,000
Other operating expenses	239,309,000	227,463,000	197,935,000
Amortization of intangibles	9,274,000	9,285,000	9,378,000
Total opearating expense	1,480,368,000	1,407,968,000	1,262,035,000
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	839,449,000	790,038,000	376,514,000
Income tax expense	148,735,000	116,275,000	236,944,000
Income (loss) before equity in undistributed earnings of subdidiaries	690,714,000	673,763,000	139,570,000
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net income	690,714,000	673,763,000	139,570,000
Comprehensive income (loss), net of tax	950,740,000	597,768,000	108,663,000
All other subsidiaries and eliminations | Service charges on deposit accounts
INTEREST EXPENSE:
Revenue from contract with customer	160,933,000	150,677,000	153,709,000
All other subsidiaries and eliminations | Other services
INTEREST EXPENSE:
Revenue from contract with customer	$ 288,471,000	260,730,000	220,073,000
All other subsidiaries and eliminations | Non Covered Under Loss Sharing Agreements with FDIC
INTEREST EXPENSE:
Provision for loan losses		226,593,000	325,234,000
All other subsidiaries and eliminations | Covered loans
INTEREST EXPENSE:
Provision for loan losses		$ 1,730,000	$ 5,742,000